Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2011	$ 5,522	$ 13	$ 8,740	$ (832)	$ (2,575)	$ 36	$ 140
Opening balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	913				900		13
Other comprehensive income	(68)			(67)			(1)
Acquisition of noncontrolling interests	(215)				(142)		(73)
Stock issues as part of Share Incentive Scheme (Shares)		857,091
Stock issues as part of Share Incentive Scheme (Value)	30	0	30
Stock issues in exchange for E Ordinary shares cancelled (Shares)		10,883
Stock issues in exchange for E Ordinary shares cancelled (Value)	1	0	1
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)		20,103
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Value)	1	0	1
Stock based compensation	12		12
Dividends	(210)				(193)
Dividends to noncontrolling interests							(17)
Closing balance at Sep. 30, 2012	5,986	13	8,784	(899)	(2,010)	36	62
Closing balance (shares) at Sep. 30, 2012		383,853,514
Opening balance at Dec. 31, 2012	5,848	13	8,808	(928)	(2,103)	36	22
Opening balance (shares) at Dec. 31, 2012		383,866,205
Net income/(loss)	(1,877)				(1,863)		(14)
Other comprehensive income	(362)			(362)			0
Stock issues to settle mandatory convertible bonds (shares)		18,140,000
Stock issues to settle mandatory convertible bonds (Value)	220	0	220
Stock issues as part of Share Incentive Scheme (Shares)		801,294
Stock issues as part of Share Incentive Scheme (Value)	26	0	26
Stock issues in exchange for E Ordinary shares cancelled (Shares)		8,860
Stock issues in exchange for E Ordinary shares cancelled (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)		5,442
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Value)	0	0	0
Stock based compensation	8		8
Dividends	(63)				(40)
Dividends to noncontrolling interests							(23)
Closing balance at Sep. 30, 2013	$ 3,800	$ 13	$ 9,062	$ (1,290)	$ (4,006)	$ 36	$ (15)
Closing balance (shares) at Sep. 30, 2013		402,821,801